CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF CASH FLOWS [Abstract]
Net earnings (loss)	$ 216	$ 2,826	$ 2,459
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	1,166	999	950
Universal life and investment-type product policy fee income	(3,334)	(3,312)	(3,067)
Net change in broker-dealer and customer related receivables/payables	383	266	125
(Income) loss related to derivative instruments	978	(2,374)	284
Change in reinsurance recoverable with affiliate	(207)	(242)	(233)
Investment (gains) losses, net	97	47	184
Change in segregated cash and securities, net	(272)	(170)	(124)
Change in deferred policy acquisition costs	(142)	2,861	(981)
Change in future policy benefits	876	2,110	1,136
Change in current and deferred income taxes	(254)	1,226	803
Change in the fair value of the reinsurance contract asset	(497)	(5,941)	(2,350)
Real Estate Asset Write Off Charge	42	5	26
Amortization of deferred compensation	22	418	178
Amortization of deferred sales commissions	40	38	47
Other depreciation and amortization	157	146	161
Amortization of reinsurance cost	47	211	274
Amortization of other intangibles	24	24	23
Other, net	(122)	(76)	111
Net cash provided by (used in) operating activities	(780)	(938)	6
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	3,551	3,435	2,753
Sales of investments	1,951	1,141	3,398
Purchases of investments	(7,893)	(7,970)	(7,068)
Cash settlements related to derivative instruments	(287)	1,429	(651)
Change in short-term investments	34	16	(53)
Decrease In Loans Due To Affiliates	4	0	3
Change in capitalized software, leasehold improvements and EDP equipment	(66)	(104)	(62)
Other, net	14	25	(25)
Net cash provided by (used in) investing activities	(2,692)	(2,028)	(1,705)
Cash flows from financing activities: [Abstract]
Policyholders account balances deposits	5,437	4,461	3,187
Policyholders account balances withdrawals and transfers to Separate Accounts	(982)	(821)	(483)
Change in short-term financings	(122)	220	(24)
Change in collateralized pledged liabilities	(288)	989	(270)
Change in collateralized pledged assets	(5)	99	533
Capital contribution	195	0	0
Shareholder dividends paid	(362)	(379)	(300)
Repurchase of AllianceBernstein Holdings units	(238)	(221)	(235)
Distribution to non-controlling interests in consolidated subsidiaries	(219)	(312)	(357)
Other, net	(9)	2	11
Net cash provided by (used in) financing activities	3,407	4,038	2,062
Change in cash and cash equivalents	(65)	1,072	363
Cash and cash equivalents, beginning of year	3,227	2,155	1,792
Cash and Cash Equivalents, End of Year	3,162	3,227	2,155
Supplemental Cash Flow Information [Abstract]
Interest Paid	107	107	110
Income Taxes (Refunded) Paid	$ 271	$ 36	$ (27)